SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of assets estimated useful lives [Table Text Block]	Machinery and office equipment 5-10 years Vehicle 5 years Building 30 years Right-of-use assets Lesser of useful life and remaining term of the lease
Schedule of intangible assets estimated useful lives [Table Text Block]	Patents and developed technology 9 years Customer and supplier relationships 5-10 years Trademarks and brands 8-10 years Licenses 5 years Non-compete agreements 3 years